UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha,   NE 68137

(Address of principal executive offices) (Zip code)

James Ash

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

3/31

Date of reporting period: 12/31/11

Item 1.  Schedule of Investments.

Tatro Capital Tactical Appreciation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2011
Shares		Market Value
	COMMON STOCK - 0.02%
	OIL & GAS - 0.02%
1,000	Royale Energy Inc. *	$ 4,580

	TOTAL COMMON STOCK	4,580
	( Cost - $4,957)

	SHORT-TERM INVESTMENTS - 99.76%
	MONEY MARKET FUNDS - 81.42%
17,753,935	Dreyfus Treasury Prime Cash Management, 0.00%+	17,753,935

Par Value	U.S. GOVERNMENT - 18.34%
$2,000,000	United States Treasury Bill, 0.00%, due 3/8/12	2,000,000
2,000,000	United States Treasury Bill, 0.00%, due 2/23/12	1,999,955
		3,999,955

	TOTAL SHORT-TERM INVESTMENTS	21,753,890
	( Cost - $21,753,890)

	TOTAL INVESTMENTS - 99.78%
	( Cost - $21,758,847) (a)	$ 21,758,470
	OTHER ASSETS LESS LIABILITIES - 0.22%	46,977
	NET ASSETS - 100.00%	$ 21,805,447

* Non-income producing security.
+ Money market fund; interest rate reflects the seven-day effective yield on December 31, 2011.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost		$ -
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value		(377)
Net unrealized depreciation		$ (377)

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Tatro Capital Tactical Appreciation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2011

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing  the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock*	$ 4,580	$ -	$ -	$ 4,580
Short-Term Investments	17,753,935	3,999,955	-	$ 21,753,890
Total	$ 17,758,515	$ 3,999,955	$ -	$ 21,758,470
The Fund did not hold any Level 3 securities during the period.
There were no significant transfers in and out of Level 1 and 2 during the period.
It is the Fund’s policy to record transfers in to or out of Level 1 and 2 at the end of the reporting period.
*Please refer to the Portfolio of Investments for industry classifications.

The Fund currently invests a portion of its assets in Dreyfus Treasury Prime Cash Management Fund, (the “Dreyfus Treasury Fund”).  The Fund may redeem its investment from the Dreyfus Treasury Fund at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Dreyfus Treasury Fund. The financial statements of the Dreyfus Treasury Fund, including portfolio of investments, can be found at www.investment-professionals.dreyfus.com or the Security and Exchange Commissions, website www.sec.gov and should be read in conjunction with the Fund's financial statements. As of December 31, 2011, the percentage of the Funds' net assets invested in the Dreyfus Treasury Fund was 81.42%.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

2/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

2/27/12

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

2/27/12